Goodwill and Other Intangible Assets - Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 335
Brands	439
Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	780	$ 785
Exchange adjustments	(6)	(5)
Closing goodwill and brands	774	780
Americas [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	132
Brands	287
Americas [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	419	421
Exchange adjustments		(2)
Closing goodwill and brands	419	419
EMEAA [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	195
Brands	136
EMEAA [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	337	339
Exchange adjustments	(6)	(2)
Closing goodwill and brands	331	337
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	8
Brands	16
Greater China [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands	24	25
Exchange adjustments		(1)
Closing goodwill and brands	$ 24	$ 24